UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/08

Check here if Amendment  |_|; Amendment Number:
              This Amendment (Check only one.):  |_|  is a restatement.
                                                 |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Paul Manners & Associates, Inc.
Address: 3414 Peachtree N.E. Suite 1250
         Atlanta, GA 30326

Form 13F File Number: 028-11316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Craig
Title: Vice President
Phone: 479 452 0996

Signature, Place, and Date of Signing:


     /s/ David Craig               Ft. Smith, AR               May 15, 2008
   ---------------------       ---------------------       ---------------------
        [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name


28-_________________     _______________________________

[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          160

Form 13F Information Table Value Total:  $    89,952
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name


______    28-_________________     _______________________________

[Repeat as necessary.]

PAUL MANNERS & ASSOCIATES
FORM 13F
Atlanta & Fort Smith Combined
31-Dec-07

                                                                                                              Voting Authority
                                                                                                        ----------------------------
                                                         Value     Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                 Title of class   CUSIP    x$1000)   Prn Amt  Prn  Call  Dscretn Managers    Sole      Shared    None
-----------------------------  -------------- ---------  -------   -------  ---  ----  ------- -------- ----------   ------  -------
3M CO                          COMMON STOCKS  88579y101   1090      13765   SH         Sole                 11117               2648
                                                            96       1215   SH         Defined               1215
ABBOTT LABS                    COMMON STOCKS  002824100    588       7728   SH         Sole                  4268               3460
AFLAC INC.                     COMMON STOCKS  001055102    472       7264   SH         Defined                                  7264
AGL RESOURCES                  COMMON STOCKS  001204106   1296      37751   SH         Sole                 31351               6400
                                                           153       4450   SH         Defined               3050               1400
ALCOA INC.                     COMMON STOCKS  013817101    582      16125   SH         Sole                 11875               4250
                                                            43       1200   SH         Defined                400                800
ALTRIA GROUP INC               COMMON STOCKS  02209S103     99       4454   SH         Sole                  3204               1250
                                                           110       4972   SH         Defined               4472                500
AMERICAN EXPRESS COMPANY       COMMON STOCKS  025816109    350       8010   SH         Sole                  7910                100
                                                            22        500   SH         Defined                500
AMERICAN INTL GROUP            COMMON STOCKS  026874107    836      19320   SH         Sole                 14205               5115
                                                           284    6559.79   SH         Defined               4343            2216.79
AMGEN INC.                     COMMON STOCKS  031162100    407       9725   SH         Sole                  7725               2000
                                                            47       1129   SH         Defined                250                879
ANHEUSER BUSCH                 COMMON STOCKS  035229103    370       7795   SH         Sole                  6920                875
                                                            94       1975   SH         Defined                200               1775
AON CORP                       COMMON STOCKS  037389103    861      21400   SH         Sole                 14550               6850
                                                            20        500   SH         Defined                500
AT&T Inc.                      COMMON STOCKS  00206r102   2361      61636   SH         Sole                 48485              13151
                                                           982      25636   SH         Defined              14428     3486      7722
Aegon N.V.                     COMMON STOCKS  007924103    116       7947   SH         Sole                  7947
                                                            68       4638   SH         Defined                188               4450
Analog Devices Inc.            COMMON STOCKS  032654105    552      18700   SH         Sole                 12350               6350
                                                             7        250   SH         Defined                                   250
Archer-Daniels-Midland Co.     COMMON STOCKS  039483102    649      15775   SH         Sole                 12100               3675
                                                            49       1200   SH         Defined                600                600
Automatic Data Processing      COMMON         053015103    391       9215   SH         Sole                  8615                600
BANK OF AMERICA                COMMON STOCKS  060505104   4625     121995   SH         Sole                 95308              26687
                                                          2448      64572   SH         Defined               3986              60586
BB&T Corp.                     COMMON STOCKS  054937107    263       8215   SH         Defined               8215
BJ Services Company            COMMON STOCKS  055482103    722      25300   SH         Sole                 19000               6300
                                                            20        700   SH         Defined                300                400
BP PLC-SPONS ADR               COMMON STOCKS  055622104     91       1488   SH         Sole                  1463                 25
                                                           238       3924   SH         Defined               1808               2116
Bancorpsouth Inc.              COMMON STOCKS  059692103    433      18699   SH         Sole                 18699
                                                             5        200   SH         Defined                200
Bristol-Myers Squibb           COMMON         110122108    222      10386   SH         Sole                 10386
                                                            55       2600   SH         Defined               2600
CBL & ASSOCIATES PROPERTIES    COMMON STOCKS  124830100    279      11859   SH         Sole                  9859               2000
                                                            59       2500   SH         Defined               2500
CHESAPEAKE ENERGY CORP         COMMON STOCKS  165167107    531      11500   SH         Sole                  7250               4250
                                                            78    1701.52   SH         Defined               1500             201.52
CHEVRON CORPORATION            COMMON STOCKS  166764100   1447      16954   SH         Sole                 12729               4225
                                                           748       8764   SH         Defined               1650               7114
CISCO SYSTEMS, INC.            COMMON STOCKS  17275R102    357      14825   SH         Sole                 12775               2050
                                                            66       2736   SH         Defined               2100                636
CITIGROUP                      COMMON STOCKS  172967101    178       8890   SH         Sole                  6190               2700
                                                           203       8893   SH         Defined               1050               7843
COCA-COLA                      COMMON STOCKS  191216100   1495      24556   SH         Sole                 17850               6706
                                                          1040      17086   SH         Defined               4000              13086
Colgate Palmolive              COMMON         194162103    210       2700   SH         Sole                  2700
CONOCOPHILLIPS                 COMMON STOCKS  20825c104   1723      22613   SH         Sole                 18263               4350
                                                           138    1804.52   SH         Defined             504.52               1300
CONSOLIDATED EDISON, INC.      COMMON STOCKS  209115104     40       1000   SH         Sole                                     1000
                                                           164       4125   SH         Defined                                  4125
COVAD COMMUNICATIONS GROUP     COMMON STOCKS  222814204     16      16462   SH         Defined               1328              15134
CVS CAREMARK CORP.             COMMON STOCKS  126650100   1144      28250   SH         Sole                 18650               9600
                                                           148       3650   SH         Defined                600               3050
Cousins Pptys Inc. Com         COMMON STOCKS  222795106    185       7500   SH         Sole                  7500
                                                            22        900   SH         Defined                900
Dana Corporation               COMMON STOCKS  235811106      0      17572   SH         Sole                 17572
DUKE ENERGY CORP.              COMMON STOCKS  26441C105    934      52336   SH         Sole                 40307              12029
                                                            51       2850   SH         Defined                700               2150
EMC CORP                       COMMON STOCKS  268648102    331      23080   SH         Sole                 15900               7180
                                                            72       5000   SH         Defined               1000               4000
EXXON MOBIL CORP               COMMON STOCKS  30231g102   2130      25185   SH         Sole                 22183               3002
                                                          2900      34288   SH         Defined              10395              23893
Emerson Electric               COMMON STOCKS  291011104    356       6930   SH         Sole                  6930
                                                            93       1800   SH         Defined               1800
GENERAL ELECTRIC               COMMON STOCKS  369604103   3376      91235   SH         Sole                 69554              21681
                                                          2429   65637.04   SH         Defined           42226.04              23411
GOODRICH, BF                   COMMON STOCKS  382388106   1016      17674   SH         Sole                 13302               4372
                                                            63       1100   SH         Defined               1000                100
Genuine Parts                  COMMON STOCKS  372460105    150       3740   SH         Sole                  1837               1903
                                                           405      10072   SH         Defined                                 10072
HOME DEPOT                     COMMON STOCKS  437076102   1037   37048.19   SH         Sole                 30448            6600.19
                                                           353      12652   SH         Defined               3165               9487
HONEYWELL INTERNATIONAL INC    COMMON STOCKS  438516106   1496      26525   SH         Sole                 20025               6500
                                                             6        100   SH         Defined                100
Harris Corp.                   COMMON STOCKS  413875105   1032      21268   SH         Sole                 21268
ING GROEP NV                   COMMON STOCKS  456837103    232       6200   SH         Defined                                  6200
INT'L BUSINESS MACHINES        COMMON STOCKS  459200101    211       1835   SH         Sole                  1735                100
                                                           145       1258   SH         Defined               1258
INTEL CORP                     COMMON STOCKS  458140100    573      27085   SH         Sole                 21965               5120
                                                            43       2019   SH         Defined                975               1044
INTERNATIONAL PAPER            COMMON STOCKS  460146103    726      26677   SH         Sole                 19877               6800
                                                            30       1100   SH         Defined                800                300
ISHARES MSCI EAFE INDEX FUND   COMMON STOCKS  464287465    248       3450   SH         Sole                  2750                700
J P MORGAN CHASE               COMMON STOCKS  46625h100    952      22168   SH         Sole                 17153               5015
                                                           274       6380   SH         Defined               4230               2150
Jefferson Bancshares           COMMON STOCKS  472374107    211       8272   sh         Defined               8272
JOHNSON & JOHNSON              COMMON STOCKS  478160104   2417      37269   SH         Sole                 32466               4803
                                                           367    5645.97   SH         Defined               3345            2300.97
Kinder Morgan Energy Partners  COMMON STOCKS  494550106    632      11550   SH         Sole                  9850               1700
                                                             5        100   SH         Defined                100
Kohls Corp                     COMMON         500255104    250       5825   SH         Sole                  5375                450
                                                            19        450   SH         Defined                150                300
L-3 COMMUNICATIONS HLDGS INC.  COMMON STOCKS  502424104   1987      18176   SH         Sole                 12301               5875
                                                           235       2150   SH         Defined                950               1200
MEDTRONIC, INC.                COMMON STOCKS  585055106    566      11695   SH         Sole                  9320               2375
                                                            43        900   sh         Defined                900
MERCK                          COMMON STOCKS  589331107    194       5130   SH         Sole                  3930               1200
                                                           110       2903   SH         Defined               1703               1200
Merrill Lynch                  COMMON         590188108    251       6160   SH         Sole                  5560                600
                                                            10        250   SH         Defined                250
MICROSOFT CORP                 COMMON STOCKS  594918104    553      19487   SH         Sole                 19037                450
                                                            30       1074   SH         Defined                300                774
Mission Oaks Bancorp           COMMON STOCKS  605103100    395      47864   sh         Sole                 47864
MONSANTO CO                    COMMON          6116W101      5         42   SH         Sole                    42
                                                           355       3184   SH         Defined               3184
Oxford Inds                    COMMON STOCKS  691497309    688      30559   SH         Sole                 30559
PEABODY ENERGY CORP            COMMON STOCKS  704549104    783      15350   SH         Sole                 12200               3150
                                                            13        250   sh         Defined                250
PEPSICO                        COMMON STOCKS  713448108   2259      31287   SH         Sole                 23449               7838
                                                           207     2869.1   SH         Defined             1769.1               1100
PFIZER                         COMMON STOCKS  717081103    568      27130   SH         Sole                 15350              11780
                                                          2019      96503   SH         Defined              10290              86213
PLUM CREEK TIMBER              COMMON STOCKS  729251108    626      15388   SH         Sole                 12438               2950
                                                            53       1300   SH         Defined               1300
PROCTER & GAMBLE               COMMON STOCKS  742718109   1956      27930   SH         Sole                 21880               6050
                                                           188       2670   SH         Defined               1350       20      1300
Philip Morris International    COMMON STOCKS  718172109    226       4454   SH         Sole                  3204               1250
                                                           251       4972   SH         Defined               4472                500
Qualcomm Inc                   COMMON         747525103    352       8570   SH         Sole                  7545               1025
                                                             8        200   SH         Defined                200
Raytheon                       COMMON         755111507    222       3435   SH         Sole                  3035                400
REGIONS FINANCIAL CORP         COMMON STOCKS  7591EP100    287      14495   SH         Sole                 12424               2071
                                                            54       2764   SH         Defined               1214        4      1546
Royal Dutch Shell Cl A         COMMON STOCKS  780259206    149       2160   SH         Sole                  2160
                                                           175       2538   SH         Defined               2538
S&P 500 Depositary Receipts    COMMON         78462F103    178       1347   SH         Sole                  1347
                                                            26        200   SH         Defined                200
SUNTRUST BANKS                 COMMON STOCKS  867914103    980      17770   SH         Sole                 10550               7220
                                                          1130      20492   SH         Defined               2724              17768
Southern Company               COMMON STOCKS  842587107    449      12610   SH         Sole                  8860               3750
                                                           568      15955   SH         Defined               4265              11690
Spectra Energy Corp            COMMON STOCKS  847560109    790      34706   SH         Sole                 26792               7914
                                                            34       1525   SH         Defined                700                825
Synovus Financial              COMMON STOCKS  87161C105     46       4164   SH         Sole                  2500               1664
                                                           144      13012   SH         Defined                                 13012
TEPPCO PARTNERS                COMMON STOCKS  872384102    413      12000   SH         Sole                 10000               2000
                                                            61       1750   SH         Defined               1750
Terex Corp.                    COMMON STOCKS  880779103    550       8800   SH         Sole                  6975               1825
                                                            52        825   SH         Defined                425                400
UNITED TECHNOLOGIES            COMMON STOCKS  913017109     78       1140   SH         Sole                  1140
                                                           571    8297.51   SH         Defined               1200            7097.51
VERIZON                        COMMON STOCKS  92343v104    931   25539.96   SH         Sole             21598.962               3941
                                                           152       4175   SH         Defined               1123       30      3022
VULCAN MATERIALS CO            COMMON STOCKS  929160109    289       4350   SH         Sole                  3150               1200
WACHOVIA CORP                  COMMON STOCKS  929903102    708      26239   SH         Sole                 12137              14102
                                                          1868      69155   SH         Defined               6630              62525
WAL-MART STORES                COMMON STOCKS  931142103   1167    22164.6   SH         Sole               20064.6               2100
                                                           924      17532   SH         Defined              16632                900
Walt Disney Company            COMMON         254687106    272       8677   SH         Sole                  8152                525
                                                            21        675   SH         Defined                675
Wells Fargo & Co.              COMMON         949740104    226       7753   SH         Defined               7353                400
WYETH                          COMMON STOCKS  983024100    522      12500   SH         Sole                  5800               6700
                                                          3031      72591   SH         Defined               6450              66141